Other Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Other Receivables
5.	Other Receivables

	2019	2018
Security deposit	2,871	-
Value Added Tax receivables	60,946	-
Deposit	56,251	-
Others	14,044	-
	$134,112	$-